Transaction Adjustments	6 Months Ended
Jun. 30, 2024
Transaction Adjustments [Abstract]
Transaction Adjustments

2. Transaction Adjustments

The unaudited pro forma condensed consolidated financial statements reflect the following notes and adjustments:

(a)
Represents the cash paid to Bridge Medicines to reimburse transaction costs as well as the estimated transaction costs associated with the Asset Purchase incurred by the Company.
(b)
Represents the fair value of the Preferred Stock Payment Shares issued to Bridge Medicines in consideration of the assets acquired in the Asset Purchase.
(c)
Represents the fair value of the Common Stock Payment Shares issued to Bridge Medicines in consideration of the assets acquired in the Asset Purchase.
(d)
Represents the earnings adjustments associated with pro forma adjustment (e).
(e)
Represents the expense to be recorded associated with the Asset Purchase. The assets acquired do not have an alternative future use to the Company as defined in Accounting Standards Codification (“ASC”) 730, Research and development. Accordingly, the Company recorded the fair value of the consideration transferred for the assets acquired, which is comprised of the cash paid for transaction costs under pro forma adjustment (a), and the fair value of the Payment Shares under pro forma adjustments (b) and (c), as Research and development expense as opposed to capitalizing the costs as an asset.
(f)
Represents the allocation of pro forma net loss between the pro forma common shares and pro forma preferred shares of the Company. The preferred shares participate in earnings and losses of the Company with the Common Stock and are therefore treated as a separate class of common stock for purposes of calculating net loss per share. Net loss per share is provided separately for each class of stock. Subject to receipt of Stockholder Approval, the preferred stock is convertible into common stock at a conversion ratio of 1-to-1,000 and participate in losses on an as-converted basis. Accordingly, the net loss per preferred share is 1,000 times the net loss per common share.
(g)
Represents the issuance of shares of Common Stock Payment Shares and Preferred Stock Payment Shares to Bridge Medicines in consideration of the assets acquired in the Asset Purchase.